Note 19 - Long-term Debt and Financing - Long- Term Debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Long-term debt, beginning balance	$ 543,504	$ 498,088
Cash inflows (outflows)	162,816	49,726
FX	8,061	(6,101)
Non-cash changes	10,991	1,791
Long-term debt, ending balance	725,372	543,504
Short-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	(121,451)	0
Cash inflows (outflows)
FX
Non-cash changes
Long-term debt, ending balance	(37,429)	(121,451)
Long-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	422,053	498,088
Cash inflows (outflows)	162,816	49,726
FX	8,061	(6,101)
Non-cash changes	10,991	1,791
Long-term debt, ending balance	687,943	422,053
Credit facility [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	121,451	66,001
Cash inflows (outflows)	77,638	53,857
FX
Non-cash changes	664	1,593
Long-term debt, ending balance	199,753	121,451
HTC loan [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance
Cash inflows (outflows)	17,577
FX
Non-cash changes
Long-term debt, ending balance	17,577
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	85,760	0
Cash inflows (outflows)		95,869
FX
Non-cash changes	1,760	(10,109)
Long-term debt, ending balance	87,520	85,760
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance
Cash inflows (outflows)	236,934
FX	4,553
Non-cash changes	(1,393)
Long-term debt, ending balance	240,094
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	148,146	145,579
Cash inflows (outflows)
FX
Non-cash changes	2,799	2,567
Long-term debt, ending balance	150,945	148,146
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	188,147	190,486
Cash inflows (outflows)	(169,333)
FX	3,508	(6,101)
Non-cash changes	7,161	3,762
Long-term debt, ending balance	29,483	188,147
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance		96,022
Cash inflows (outflows)		(100,000)
FX
Non-cash changes		3,978
Long-term debt, ending balance